LONG-TERM INVESTMENTS, NET - Estimated fair value of available-for-sale debt investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
LONG-TERM INVESTMENTS, NET
Expected to be redeemed by the issuer in 1 year to 2 years	¥ 4,935,699	$ 676,188	¥ 5,262,159